Vanguard® Market Neutral Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (96.3%)
Communication Services (3.1%)
*,1	Yelp Inc. Class A	129,475	4,390
[1]	News Corp. Class A	266,606	4,028
*	Charter Communications Inc. Class A	6,618	2,008
*,1	Altice USA Inc. Class A	319,211	1,861
*,1	Clear Channel Outdoor Holdings Inc.	1,221,427	1,673
*	Iridium Communications Inc.	37,086	1,646
*	ZipRecruiter Inc. Class A	78,870	1,301
*,1	WideOpenWest Inc.	98,658	1,211
*	Spotify Technology SA	7,294	629
	Comcast Corp. Class A	20,725	608
			19,355
Consumer Discretionary (7.8%)
[1]	Buckle Inc.	133,584	4,229
*,1	Everi Holdings Inc.	241,079	3,910
[1]	Boyd Gaming Corp.	70,978	3,382
*,1	Tri Pointe Homes Inc.	214,069	3,235
	Marriott International Inc. Class A	20,933	2,934
*	NVR Inc.	637	2,540
*	Ulta Beauty Inc.	5,928	2,378
[1]	Steven Madden Ltd.	58,903	1,571
*	Hyatt Hotels Corp. Class A	19,072	1,544
	Oxford Industries Inc.	16,751	1,504
*,1	Dave & Buster's Entertainment Inc.	47,111	1,462
[1]	Signet Jewelers Ltd.	25,395	1,452
	Texas Roadhouse Inc. Class A	16,585	1,447
	Home Depot Inc.	5,128	1,415
*	Expedia Group Inc.	14,877	1,394
*	AutoNation Inc.	13,285	1,353
*,1	Six Flags Entertainment Corp.	74,469	1,318
*	Skyline Champion Corp.	24,854	1,314
	Patrick Industries Inc.	26,927	1,181
*,1	Perdoceo Education Corp.	110,878	1,142
*	RH	4,441	1,093
*	Capri Holdings Ltd.	26,765	1,029
*,1	Under Armour Inc. Class C	143,988	858
*,1	Stride Inc.	18,733	787
	Travel + Leisure Co.	22,343	762
*	Visteon Corp.	6,493	689
[1]	Macy's Inc.	36,857	578
*	Golden Entertainment Inc.	14,796	516
*	MarineMax Inc.	14,905	444
*	Chico's FAS Inc.	85,314	413

		Shares	Market Value ($000)
	Carriage Services Inc. Class A	10,658	343
			48,217
Consumer Staples (4.4%)
[1]	Archer-Daniels-Midland Co.	59,132	4,757
[1]	Cal-Maine Foods Inc.	79,474	4,418
[1]	Primo Water Corp.	330,148	4,143
*,1	Pilgrim's Pride Corp.	162,830	3,748
[1]	Kroger Co.	74,000	3,238
*,1	Herbalife Nutrition Ltd.	87,791	1,746
[1]	Coca-Cola Consolidated Inc.	3,860	1,589
	Costco Wholesale Corp.	2,826	1,335
[1]	Ingles Markets Inc. Class A	14,302	1,133
	John B Sanfilippo & Son Inc.	8,895	674
*	elf Beauty Inc.	15,187	571
			27,352
Energy (5.1%)
	Marathon Petroleum Corp.	46,169	4,586
*,1	Liberty Energy Inc. Class A	361,505	4,584
	Valero Energy Corp.	42,161	4,505
*,1	US Silica Holdings Inc.	333,761	3,655
[1]	Delek US Holdings Inc.	119,351	3,239
	Phillips 66	33,974	2,742
*,1	Talos Energy Inc.	153,913	2,563
*	W&T Offshore Inc.	351,933	2,062
*,1	ProPetro Holding Corp.	239,976	1,932
[1]	SM Energy Co.	22,136	832
	CVR Energy Inc.	27,809	806
			31,506
Financials (17.6%)
[1]	W R Berkley Corp.	73,413	4,741
[1]	International Bancshares Corp.	111,346	4,732
[1]	Eagle Bancorp Inc.	96,576	4,329
	Charles Schwab Corp.	59,581	4,282
[1]	American Financial Group Inc.	34,733	4,270
[1]	MGIC Investment Corp.	332,663	4,265
[1]	CNO Financial Group Inc.	234,566	4,215
[1]	Unum Group	108,512	4,210
	UMB Financial Corp.	49,718	4,191
[1]	SLM Corp.	297,337	4,160
	Discover Financial Services	45,616	4,147
[1]	OFG Bancorp	164,344	4,130
[1]	Radian Group Inc.	213,240	4,113
[1]	Capital One Financial Corp.	44,154	4,070
[1]	Essent Group Ltd.	115,725	4,035
*,1	LendingClub Corp.	362,417	4,005
[1]	Stewart Information Services Corp.	85,346	3,725
	American International Group Inc.	74,567	3,540
[1]	Loews Corp.	66,873	3,333
[1]	First Bancorp (XNGS)	87,196	3,190
[1]	Citigroup Inc.	70,315	2,930
[1]	Hancock Whitney Corp.	53,641	2,457
*,1	Genworth Financial Inc. Class A	568,371	1,989
[1]	Navient Corp.	120,298	1,767
[1]	FNB Corp.	148,423	1,722
[1]	Evercore Inc. Class A	19,526	1,606
[1]	Central Pacific Financial Corp.	64,969	1,344
	JPMorgan Chase & Co.	10,918	1,141

		Shares	Market Value ($000)
[1]	Carlyle Group Inc.	41,765	1,079
[1]	Hope Bancorp Inc.	81,492	1,030
[1]	Virtu Financial Inc. Class A	41,684	866
	Westamerica BanCorp.	15,398	805
	Banner Corp.	13,463	795
[1]	NBT Bancorp Inc.	20,290	770
	Nelnet Inc. Class A	9,488	751
[1]	ProAssurance Corp.	37,798	737
[1]	Axis Capital Holdings Ltd.	14,704	723
[1]	Brightsphere Investment Group Inc.	48,346	721
	Synchrony Financial	24,442	689
	Chubb Ltd.	3,632	661
[1]	Southside Bancshares Inc.	17,316	612
	Marsh & McLennan Cos. Inc.	3,637	543
*	Enstar Group Ltd.	3,151	534
	Tradeweb Markets Inc. Class A	8,364	472
	First Foundation Inc.	17,953	326
*	Ambac Financial Group Inc.	18,084	231
			108,984
Health Care (10.5%)
*,1	Deciphera Pharmaceuticals Inc.	270,876	5,011
*,1	FibroGen Inc.	351,482	4,573
	Agilent Technologies Inc.	34,114	4,147
*,1	Veeva Systems Inc. Class A	22,164	3,654
*,1	STAAR Surgical Co.	50,178	3,540
*,1	Medpace Holdings Inc.	20,243	3,182
*,1	Alkermes plc	137,367	3,067
*,1	AMN Healthcare Services Inc.	27,132	2,875
*	Lantheus Holdings Inc.	37,927	2,667
*	Shockwave Medical Inc.	8,975	2,496
*	Glaukos Corp.	46,824	2,493
*	PTC Therapeutics Inc.	42,597	2,138
*	ImmunoGen Inc.	404,797	1,935
*	ABIOMED Inc.	7,720	1,897
*	Evolent Health Inc. Class A	51,444	1,848
	Merck & Co. Inc.	19,675	1,694
*,1	Cross Country Healthcare Inc.	55,343	1,570
	West Pharmaceutical Services Inc.	5,861	1,442
*,1	Health Catalyst Inc.	147,502	1,431
*,1	Agenus Inc.	636,105	1,304
*,1	Allscripts Healthcare Solutions Inc.	85,520	1,303
*	Sangamo Therapeutics Inc.	257,157	1,260
*	NuVasive Inc.	26,675	1,169
*	Nektar Therapeutics Class A	331,503	1,061
	Pfizer Inc.	23,926	1,047
*	Nevro Corp.	21,267	991
*	Seres Therapeutics Inc.	151,837	975
[1]	Patterson Cos. Inc.	39,184	941
*,1	NextGen Healthcare Inc.	35,866	635
*	Arrowhead Pharmaceuticals Inc.	18,620	615
*	Cerus Corp.	145,470	524
*	Pediatrix Medical Group Inc.	29,993	495
*	REGENXBIO Inc.	18,285	483
*,1	Codexis Inc.	54,904	333
*	Amneal Pharmaceuticals Inc.	93,850	190
*,1	Personalis Inc.	29,719	88
			65,074

		Shares	Market Value ($000)
Industrials (15.9%)
*,1	NOW Inc.	481,830	4,842
[1]	Kforce Inc.	77,614	4,552
*,1	Atkore Inc.	55,929	4,352
*,1	Univar Solutions Inc.	185,900	4,227
	Watts Water Technologies Inc. Class A	33,594	4,224
	IDEX Corp.	21,032	4,203
	Ryder System Inc.	55,307	4,175
[1]	Emerson Electric Co.	56,467	4,135
[1]	Allison Transmission Holdings Inc.	122,132	4,123
*,1	United Rentals Inc.	15,088	4,076
[1]	ManpowerGroup Inc.	60,588	3,919
[1]	Korn Ferry	76,826	3,607
[1]	Owens Corning	42,065	3,307
[1]	UFP Industries Inc.	45,789	3,304
	Applied Industrial Technologies Inc.	30,718	3,157
[1]	GrafTech International Ltd.	689,274	2,971
	Tetra Tech Inc.	23,108	2,970
[1]	Robert Half International Inc.	33,334	2,550
[1]	Boise Cascade Co.	41,026	2,439
	Advanced Drainage Systems Inc.	16,005	1,991
*,1	GMS Inc.	47,105	1,885
*	ASGN Inc.	20,613	1,863
[1]	Rush Enterprises Inc. Class A	41,626	1,826
	Cintas Corp.	4,659	1,809
	Waste Management Inc.	11,251	1,803
*,1	MRC Global Inc.	244,143	1,755
*,1	Titan International Inc.	138,486	1,681
[1]	Terex Corp.	48,503	1,442
[1]	Esab Corp.	42,555	1,420
*	CoStar Group Inc.	20,034	1,395
[1]	Acuity Brands Inc.	8,043	1,267
*,1	Veritiv Corp.	12,738	1,245
	AMETEK Inc.	10,801	1,225
[1]	Spirit AeroSystems Holdings Inc. Class A	54,026	1,184
*	SkyWest Inc.	51,255	833
*	Avis Budget Group Inc.	5,476	813
*	Hub Group Inc. Class A	10,047	693
*	Dycom Industries Inc.	6,351	607
	Heidrick & Struggles International Inc.	10,156	264
			98,134
Information Technology (14.1%)
*	Wix.com Ltd.	58,101	4,545
*,1	Extreme Networks Inc.	344,049	4,497
*,1	Cadence Design Systems Inc.	26,578	4,344
*,1	Manhattan Associates Inc.	32,571	4,333
*,1	Everbridge Inc.	138,745	4,284
*,1	Fortinet Inc.	86,894	4,269
*,1	Super Micro Computer Inc.	77,430	4,264
*,1	Axcelis Technologies Inc.	68,382	4,141
*,1	Splunk Inc.	52,106	3,918
*,1	RingCentral Inc. Class A	96,930	3,873
[1]	Accenture plc Class A	14,566	3,748
*,1	Arrow Electronics Inc.	37,543	3,461
*,1	Nutanix Inc. Class A	155,483	3,239
*,1	CommScope Holding Co. Inc.	322,257	2,968
*,1	Cirrus Logic Inc.	38,264	2,632
*,1	Domo Inc. Class B	143,557	2,583

		Shares	Market Value ($000)
*,1	KnowBe4 Inc. Class A	123,732	2,575
[1]	Jabil Inc.	43,024	2,483
*,1	8x8 Inc.	674,754	2,328
*,1	Dropbox Inc. Class A	107,027	2,218
*,1	Lattice Semiconductor Corp.	40,746	2,005
*,1	ACI Worldwide Inc.	81,659	1,707
*,1	TTM Technologies Inc.	122,343	1,612
*,1	EngageSmart Inc.	68,390	1,415
*	Squarespace Inc. Class A	63,070	1,347
	CDW Corp.	8,250	1,288
	Vishay Intertechnology Inc.	59,186	1,053
*	Yext Inc.	219,436	979
[1]	A10 Networks Inc.	48,984	650
*	Datadog Inc. Class A	7,256	644
*	Toast Inc. Class A	37,988	635
*	Fair Isaac Corp.	1,339	552
*,1	Conduent Inc.	154,895	517
[1]	TTEC Holdings Inc.	11,596	514
*	EPAM Systems Inc.	1,411	511
*,1	Kyndryl Holdings Inc.	56,443	467
*	Synopsys Inc.	1,255	383
			86,982
Materials (4.2%)
[1]	Reliance Steel & Aluminum Co.	23,679	4,130
[1]	AdvanSix Inc.	125,512	4,029
[1]	Chemours Co.	159,230	3,925
[1]	Warrior Met Coal Inc.	89,995	2,559
*,1	Arconic Corp.	106,531	1,815
*,1	Constellium SE Class A	150,217	1,523
	Albemarle Corp.	4,868	1,287
[1]	Tronox Holdings plc Class A	89,444	1,096
	Sensient Technologies Corp.	15,544	1,078
[1]	CF Industries Holdings Inc.	10,779	1,038
[1]	Schnitzer Steel Industries Inc. Class A	27,902	794
	Eagle Materials Inc.	7,272	779
	Orion Engineered Carbons SA	43,588	582
[1]	Packaging Corp. of America	5,001	562
	Westrock Co.	16,696	516
*	TimkenSteel Corp.	27,888	418
[1]	Koppers Holdings Inc.	6,444	134
			26,265
Real Estate (10.8%)
[1]	American Assets Trust Inc.	168,505	4,334
[1]	Host Hotels & Resorts Inc.	262,104	4,162
	Camden Property Trust	34,669	4,141
	Essex Property Trust Inc.	17,095	4,141
[1]	First Industrial Realty Trust Inc.	91,224	4,088
[1]	Getty Realty Corp.	146,032	3,927
[1]	DiamondRock Hospitality Co.	514,025	3,860
[1]	Outfront Media Inc.	252,202	3,831
[1]	Essential Properties Realty Trust Inc.	193,475	3,763
[1]	Highwoods Properties Inc.	138,207	3,726
[1]	Paramount Group Inc.	575,363	3,585
[1]	Rayonier Inc.	109,364	3,278
[1]	Extra Space Storage Inc.	18,569	3,207
[1]	Brandywine Realty Trust	403,818	2,726
	UDR Inc.	64,360	2,684

		Shares	Market Value ($000)
	National Retail Properties Inc.	55,590	2,216
[1]	Park Hotels & Resorts Inc.	167,702	1,888
[1]	Piedmont Office Realty Trust Inc. Class A	160,359	1,693
[1]	Office Properties Income Trust	105,727	1,485
[1]	Xenia Hotels & Resorts Inc.	63,131	871
	Equity Commonwealth	32,857	800
	Federal Realty Investment Trust	6,683	602
[1]	RLJ Lodging Trust	56,031	567
[1]	Necessity Retail REIT Inc.	76,983	453
[1]	Summit Hotel Properties Inc.	67,223	452
	EPR Properties	12,321	442
			66,922
Utilities (2.8%)
[1]	Otter Tail Corp.	66,162	4,070
[1]	Constellation Energy Corp.	39,696	3,302
[1]	Alliant Energy Corp.	62,225	3,297
	Portland General Electric Co.	42,797	1,860
	Chesapeake Utilities Corp.	14,582	1,683
[1]	National Fuel Gas Co.	23,714	1,460
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	27,264	1,110
[1]	NiSource Inc.	23,655	596
			17,378
Total Common Stocks—Long Positions (Cost $654,152)			596,169
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[2]	Vanguard Market Liquidity Fund, 2.828% (Cost $12,693)	126,967	12,693
Common Stocks Sold Short (-94.9%)
Communication Services (-3.3%)
*	Ziff Davis Inc.	(60,649)	(4,153)
*	Madison Square Garden Entertainment Corp.	(89,346)	(3,939)
	Paramount Global Inc. Class B	(131,669)	(2,507)
*	Warner Bros Discovery Inc.	(187,324)	(2,154)
*	Lions Gate Entertainment Corp. Class A	(248,054)	(1,843)
*	Liberty Broadband Corp. Class C	(18,231)	(1,345)
*	IAC/InterActiveCorp.	(17,494)	(969)
*	Roblox Corp. Class A	(26,804)	(961)
*	T-Mobile US Inc.	(5,929)	(795)
*	Liberty Media Corp.- Liberty Formula One Class A	(11,228)	(590)
*	Globalstar Inc.	(348,773)	(555)
	Lumen Technologies Inc.	(55,192)	(402)
			(20,213)
Consumer Discretionary (-7.4%)
	Strategic Education Inc.	(68,182)	(4,187)
	Whirlpool Corp.	(30,274)	(4,081)
	Polaris Inc.	(41,797)	(3,998)
*	Bally's Corp.	(172,985)	(3,418)
*	CarMax Inc.	(49,124)	(3,243)
*	Las Vegas Sands Corp.	(65,967)	(2,475)
*	Petco Health & Wellness Co. Inc. Class A	(197,804)	(2,208)
*	Caesars Entertainment Inc.	(59,685)	(1,925)
	Jack in the Box Inc.	(25,703)	(1,904)
*	Helen of Troy Ltd.	(18,832)	(1,816)
*	Leslie's Inc.	(116,061)	(1,707)
*	Adient plc	(60,770)	(1,686)
*	Ollie's Bargain Outlet Holdings Inc.	(28,687)	(1,480)

		Shares	Market Value ($000)
	Target Corp.	(9,477)	(1,406)
	Krispy Kreme Inc.	(120,240)	(1,386)
*	National Vision Holdings Inc.	(40,633)	(1,327)
*	Hilton Grand Vacations Inc.	(34,740)	(1,143)
	Monro Inc.	(20,292)	(882)
*	Crocs Inc.	(12,240)	(840)
*	Xponential Fitness Inc. Class A	(45,875)	(838)
	Hanesbrands Inc.	(112,787)	(785)
*	LGI Homes Inc.	(9,126)	(743)
	Laureate Education Inc. Class A	(69,530)	(734)
*	Mister Car Wash Inc.	(65,573)	(563)
	Clarus Corp.	(32,049)	(432)
	International Game Technology plc	(27,267)	(431)
	Yum China Holdings Inc.	(7,462)	(353)
			(45,991)
Consumer Staples (-4.3%)
	Walgreens Boots Alliance Inc.	(136,606)	(4,289)
	McCormick & Co. Inc.	(55,366)	(3,946)
*	Freshpet Inc.	(58,724)	(2,942)
*	Boston Beer Co. Inc. Class A	(7,780)	(2,518)
	Utz Brands Inc.	(146,435)	(2,211)
	Reynolds Consumer Products Inc.	(82,539)	(2,147)
	Lancaster Colony Corp.	(13,987)	(2,102)
	J & J Snack Foods Corp.	(15,182)	(1,966)
	MGP Ingredients Inc.	(14,618)	(1,552)
*	TreeHouse Foods Inc.	(19,924)	(845)
*	Performance Food Group Co.	(19,363)	(832)
*	Monster Beverage Corp.	(8,858)	(770)
*	Beauty Health Co.	(53,471)	(630)
			(26,750)
Energy (-5.0%)
	Chesapeake Energy Corp.	(46,368)	(4,368)
	Baker Hughes Co. Class A	(206,536)	(4,329)
	Kinetik Holdings Inc. Class A	(131,655)	(4,289)
	Enviva Inc.	(68,208)	(4,097)
	Equitrans Midstream Corp.	(421,618)	(3,154)
*	Peabody Energy Corp.	(99,641)	(2,473)
*	CNX Resources Corp.	(141,611)	(2,199)
*	Clean Energy Fuels Corp.	(335,741)	(1,793)
	Coterra Energy Inc.	(54,180)	(1,415)
*	Green Plains Inc.	(41,251)	(1,199)
*	Archaea Energy Inc. Class A	(64,232)	(1,157)
*	Dril-Quip Inc.	(24,615)	(481)
*	DMC Global Inc.	(11,285)	(180)
			(31,134)
Financials (-17.8%)
*	Ryan Specialty Holdings Inc.	(107,929)	(4,384)
	Hilltop Holdings Inc.	(172,555)	(4,288)
	First Interstate BancSystem Inc. Class A	(103,968)	(4,195)
	Cincinnati Financial Corp.	(46,795)	(4,191)
	Prudential Financial Inc.	(48,359)	(4,148)
	CVB Financial Corp.	(163,071)	(4,129)
	Kemper Corp.	(99,650)	(4,112)
	B Riley Financial Inc.	(91,805)	(4,087)
*	Mr Cooper Group Inc.	(100,781)	(4,082)
	T Rowe Price Group Inc.	(38,744)	(4,069)
	United Bankshares Inc.	(111,858)	(3,999)

		Shares	Market Value ($000)
	New York Community Bancorp Inc.	(467,552)	(3,988)
	Apollo Global Management Inc.	(85,125)	(3,958)
*	Cannae Holdings Inc.	(185,405)	(3,831)
	Moody's Corp.	(15,271)	(3,713)
	BancFirst Corp.	(40,139)	(3,591)
	Mercury General Corp.	(123,593)	(3,513)
*	BRP Group Inc. Class A	(124,807)	(3,289)
	BankUnited Inc.	(94,907)	(3,243)
	Artisan Partners Asset Management Inc. Class A	(112,581)	(3,032)
	S&P Global Inc.	(9,530)	(2,910)
	Lakeland Financial Corp.	(37,721)	(2,747)
	Erie Indemnity Co. Class A	(11,517)	(2,560)
	M&T Bank Corp.	(14,054)	(2,478)
	Allstate Corp.	(19,449)	(2,422)
	Franklin Resources Inc.	(112,237)	(2,415)
	United Community Banks Inc.	(70,777)	(2,343)
	Horace Mann Educators Corp.	(64,671)	(2,282)
	Northwest Bancshares Inc.	(166,911)	(2,255)
	Independent Bank Group Inc.	(30,419)	(1,867)
	Huntington Bancshares Inc.	(113,524)	(1,496)
	PennyMac Financial Services Inc.	(21,767)	(934)
	Trustmark Corp.	(28,540)	(874)
	First Financial Bankshares Inc.	(17,673)	(739)
	White Mountains Insurance Group Ltd.	(554)	(722)
	Invesco Ltd.	(52,255)	(716)
	ServisFirst Bancshares Inc.	(8,489)	(679)
	James River Group Holdings Ltd.	(26,252)	(599)
*	Axos Financial Inc.	(17,008)	(582)
	FB Financial Corp.	(13,350)	(510)
	HCI Group Inc.	(2,456)	(96)
			(110,068)
Health Care (-10.1%)
*	Arvinas Inc.	(98,354)	(4,376)
*	ICU Medical Inc.	(28,452)	(4,285)
*	Halozyme Therapeutics Inc.	(107,963)	(4,269)
*	Innoviva Inc.	(357,495)	(4,150)
*	Progyny Inc.	(104,342)	(3,867)
*	Illumina Inc.	(19,982)	(3,812)
*	AdaptHealth Corp. Class A	(174,283)	(3,273)
*	OPKO Health Inc.	(1,703,960)	(3,220)
	Azenta Inc.	(73,584)	(3,154)
*	Oak Street Health Inc.	(108,850)	(2,669)
*	Cerevel Therapeutics Holdings Inc.	(71,920)	(2,032)
*	Inari Medical Inc.	(26,357)	(1,915)
*	Cutera Inc.	(40,885)	(1,864)
	STERIS plc	(10,880)	(1,809)
*	Krystal Biotech Inc.	(25,566)	(1,782)
	Baxter International Inc.	(30,432)	(1,639)
	Mesa Laboratories Inc.	(11,422)	(1,609)
*	Teladoc Health Inc.	(60,515)	(1,534)
*	Ironwood Pharmaceuticals Inc. Class A	(136,661)	(1,416)
*	Harmony Biosciences Holdings Inc.	(24,443)	(1,083)
*	Pacira BioSciences Inc.	(19,074)	(1,014)
*	Avid Bioservices Inc.	(46,604)	(891)
*	Alphatec Holdings Inc.	(97,086)	(848)
*	Pacific Biosciences of California Inc.	(137,076)	(796)
*	Enovis Corp.	(17,159)	(790)
*	Novavax Inc.	(43,052)	(784)

		Shares	Market Value ($000)
*	SpringWorks Therapeutics Inc.	(24,000)	(685)
*	AbCellera Biologics Inc.	(59,115)	(585)
*	PMV Pharmaceuticals Inc.	(47,777)	(569)
	Universal Health Services Inc.	(5,993)	(528)
*	Intra-Cellular Therapies Inc.	(11,104)	(517)
*	Vericel Corp.	(20,516)	(476)
*	Instil Bio Inc.	(38,891)	(188)
			(62,429)
Industrials (-14.7%)
	Quanta Services Inc.	(35,384)	(4,508)
*	FTI Consulting Inc.	(27,053)	(4,483)
*	Construction Partners Inc. Class A	(166,765)	(4,374)
*	RBC Bearings Inc.	(20,275)	(4,213)
	AAON Inc.	(78,087)	(4,207)
*	Sun Country Airlines Holdings Inc.	(301,475)	(4,103)
	Stanley Black & Decker Inc.	(53,242)	(4,004)
*	Stericycle Inc.	(93,696)	(3,946)
	Greenbrier Cos. Inc.	(154,656)	(3,754)
*	MasTec Inc.	(58,858)	(3,737)
	Woodward Inc.	(44,904)	(3,604)
*	KAR Auction Services Inc.	(320,428)	(3,579)
	Flowserve Corp.	(146,949)	(3,571)
*	Chart Industries Inc.	(19,046)	(3,511)
	TransUnion	(57,923)	(3,446)
	Rockwell Automation Inc.	(14,962)	(3,218)
*	Mercury Systems Inc.	(66,581)	(2,703)
	MillerKnoll Inc.	(154,022)	(2,403)
*	Hayward Holdings Inc.	(267,074)	(2,369)
	Enerpac Tool Group Corp. Class A	(126,782)	(2,261)
*	AeroVironment Inc.	(24,658)	(2,056)
*	Driven Brands Holdings Inc.	(69,017)	(1,931)
	Granite Construction Inc.	(69,891)	(1,775)
	Ingersoll Rand Inc.	(37,944)	(1,641)
	United Parcel Service Inc. Class B	(8,931)	(1,443)
	CH Robinson Worldwide Inc.	(14,547)	(1,401)
*	Clarivate plc	(139,118)	(1,306)
	Federal Signal Corp.	(32,691)	(1,220)
*	Array Technologies Inc.	(72,588)	(1,204)
	Oshkosh Corp.	(13,563)	(953)
	Lockheed Martin Corp.	(2,294)	(886)
*	Bloom Energy Corp. Class A	(35,603)	(712)
	Steelcase Inc. Class A	(94,305)	(615)
	Equifax Inc.	(3,523)	(604)
	Rollins Inc.	(16,354)	(567)
*	Legalzoomcom Inc.	(54,072)	(463)
			(90,771)
Information Technology (-14.9%)
*	nCino Inc.	(142,491)	(4,860)
*	Palantir Technologies Inc. Class A	(551,890)	(4,487)
*	3D Systems Corp.	(534,642)	(4,266)
*	Jamf Holding Corp.	(187,290)	(4,150)
*	Lumentum Holdings Inc.	(57,882)	(3,969)
	Global Payments Inc.	(36,702)	(3,966)
*	Paycor HCM Inc.	(132,320)	(3,911)
*	SunPower Corp.	(167,938)	(3,869)
*	Akamai Technologies Inc.	(46,539)	(3,738)
*	Coherent Corp.	(104,113)	(3,628)

		Shares	Market Value ($000)
	NortonLifeLock Inc.	(179,469)	(3,615)
*	Aspen Technology Inc.	(14,313)	(3,409)
*	Affirm Holdings Inc.	(160,594)	(3,013)
*	ViaSat Inc.	(95,145)	(2,876)
*	StoneCo. Ltd. Class A	(269,243)	(2,566)
	Teradyne Inc.	(33,939)	(2,551)
	Visa Inc. Class A	(13,653)	(2,425)
*	DigitalOcean Holdings Inc.	(65,225)	(2,359)
*	Guidewire Software Inc.	(37,573)	(2,314)
*	AppLovin Corp. Class A	(116,159)	(2,264)
	Methode Electronics Inc.	(55,859)	(2,075)
*	Rambus Inc.	(79,018)	(2,009)
	Dolby Laboratories Inc. Class A	(28,442)	(1,853)
*	Appfolio Inc. Class A	(16,948)	(1,775)
*	Envestnet Inc.	(37,811)	(1,679)
*	Blackbaud Inc.	(29,146)	(1,284)
	TD SYNNEX Corp.	(15,475)	(1,256)
*	I3 Verticals Inc. Class A	(53,561)	(1,073)
*	Ceridian HCM Holding Inc.	(18,225)	(1,018)
*	First Solar Inc.	(7,085)	(937)
*	Repay Holdings Corp. Class A	(129,679)	(916)
*	Infinera Corp.	(173,896)	(842)
*	SentinelOne Inc. Class A	(26,959)	(689)
*	ACM Research Inc. Class A	(52,929)	(660)
*	Block Inc. (XNYS)	(11,733)	(645)
	International Business Machines Corp.	(5,177)	(615)
*	Qorvo Inc.	(7,731)	(614)
*	MeridianLink Inc.	(37,267)	(607)
*	Plexus Corp.	(6,692)	(586)
*	PAR Technology Corp.	(19,641)	(580)
	Kulicke & Soffa Industries Inc.	(14,837)	(572)
	Universal Display Corp.	(5,938)	(560)
*	indie Semiconductor Inc. Class A	(76,261)	(558)
*	Ambarella Inc.	(9,454)	(531)
	Intel Corp.	(17,254)	(445)
			(92,615)
Materials (-3.9%)
	Scotts Miracle-Gro Co.	(97,687)	(4,176)
	Quaker Chemical Corp.	(25,775)	(3,721)
	Worthington Industries Inc.	(92,413)	(3,525)
	Amcor plc	(325,908)	(3,497)
	Compass Minerals International Inc.	(79,215)	(3,052)
	Kaiser Aluminum Corp.	(30,004)	(1,841)
	RPM International Inc.	(21,426)	(1,785)
	International Flavors & Fragrances Inc.	(10,537)	(957)
*	Novagold Resources Inc.	(170,475)	(800)
*	Cleveland-Cliffs Inc.	(44,538)	(600)
			(23,954)
Real Estate (-10.8%)
	National Health Investors Inc.	(79,192)	(4,477)
	Rexford Industrial Realty Inc.	(80,994)	(4,212)
	LXP Industrial Trust	(454,432)	(4,163)
	Iron Mountain Inc.	(94,564)	(4,158)
	SL Green Realty Corp.	(102,351)	(4,110)
	Welltower Inc.	(63,292)	(4,071)
	JBG SMITH Properties	(214,433)	(3,984)
	Omega Healthcare Investors Inc.	(132,463)	(3,906)

		Shares	Market Value ($000)
	Vornado Realty Trust	(168,252)	(3,897)
	NETSTREIT Corp.	(213,952)	(3,810)
	WP Carey Inc.	(53,806)	(3,756)
*	Veris Residential Inc.	(330,271)	(3,755)
	Washington REIT	(212,220)	(3,727)
	Cousins Properties Inc.	(151,696)	(3,542)
	Digitalbridge Group Inc.	(269,302)	(3,369)
	Broadstone Net Lease Inc.	(127,556)	(1,981)
	VICI Properties Inc.	(40,707)	(1,215)
	Macerich Co.	(131,932)	(1,048)
	Agree Realty Corp.	(14,429)	(975)
	Newmark Group Inc. Class A	(93,563)	(754)
	LTC Properties Inc.	(15,943)	(597)
	eXp World Holdings Inc.	(52,587)	(589)
	Kimco Realty Corp.	(28,978)	(533)
			(66,629)
Utilities (-2.7%)
	Atmos Energy Corp.	(42,471)	(4,325)
*	Southwest Gas Holdings Inc.	(56,391)	(3,933)
	Ormat Technologies Inc. (XNYS)	(44,954)	(3,875)
	ONE Gas Inc.	(46,380)	(3,265)
*	Sunnova Energy International Inc.	(43,967)	(971)
	UGI Corp.	(19,910)	(644)
			(17,013)
Total Common Stocks Sold Short (Proceeds $681,256)			(587,567)
Other Assets and Other Liabilities—Net (96.6%)			598,004
Net Assets (100%)			619,299
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $333,395,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated.

This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Schedule of Investments.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2022, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.